Income Taxes (Income before Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Pretax income in The Netherlands	$ (5,806)	$ 24,135	$ 27,222
Pretax income from foreign operations	124,320	13,203	117,931
Income before provision for income taxes	$ 118,514	$ 37,338	$ 145,153